Shareholder Report, Average Annual Return (Details)	8 Months Ended		12 Months Ended	24 Months Ended	28 Months Ended	35 Months Ended	58 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended		81 Months Ended	84 Months Ended		89 Months Ended	95 Months Ended	101 Months Ended	110 Months Ended	113 Months Ended	119 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Pacer Cash Cows Fund of Funds ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Cash Cows Fund of Funds ETF NAV
Average Annual Return, Percent			0.29%					14.78%		9.03%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV
Average Annual Return, Percent			(6.81%)					7.51%				6.06%
Pacer Data & Infrastructure Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Data & Infrastructure Real Estate ETF NAV
Average Annual Return, Percent			19.05%					0.53%					5.45%
Pacer Data and Digital Revolution ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Data and Digital Revolution ETF NAV
Average Annual Return, Percent			15.90%			23.63%
Pacer Developed Markets International Cash Cows 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Developed Markets International Cash Cows 100 ETF NAV
Average Annual Return, Percent			5.53%					12.79%								6.43%
Pacer Emerging Markets Cash Cows 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Emerging Markets Cash Cows 100 ETF NAV
Average Annual Return, Percent			7.07%					7.16%			2.74%
Pacer Global Cash Cows Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Global Cash Cows Dividend ETF NAV
Average Annual Return, Percent			12.14%					13.46%										8.61%
Pacer Industrial Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Industrial Real Estate ETF NAV
Average Annual Return, Percent			4.05%					6.23%						8.07%
Pacer Industrials and Logistics ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Industrials and Logistics ETF NAV
Average Annual Return, Percent			(0.62%)			3.34%
Pacer Lunt Large Cap Alternator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Lunt Large Cap Alternator ETF NAV
Average Annual Return, Percent			1.42%				9.19%
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV
Average Annual Return, Percent			6.48%				15.53%
Pacer Lunt MidCap Multi-Factor Alternator ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Lunt MidCap Multi-Factor Alternator ETF NAV
Average Annual Return, Percent			(3.79%)				12.66%
Pacer MSCI World Industry Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer MSCI World Industry Advantage ETF NAV
Average Annual Return, Percent		0.73%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent	(2.16%)
Pacer Nasdaq International Patent Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Nasdaq International Patent Leaders ETF NAV
Average Annual Return, Percent		5.45%
Pacer Pacific Asset Floating Rate High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Pacific Asset Floating Rate High Income ETF NAV
Average Annual Return, Percent			5.67%					6.66%													4.19%
Pacer Trendpilot® 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® 100 ETF NAV
Average Annual Return, Percent			2.17%					13.09%												11.19%
Pacer Trendpilot® European Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® European Index ETF NAV
Average Annual Return, Percent			5.94%					3.91%											2.15%
Pacer Trendpilot® Fund of Funds ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® Fund of Funds ETF NAV
Average Annual Return, Percent			3.96%					7.11%		4.93%
Pacer Trendpilot® International ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® International ETF NAV
Average Annual Return, Percent			(0.26%)					4.88%			3.16%
Pacer Trendpilot® US Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® US Bond ETF NAV
Average Annual Return, Percent			5.58%					(0.07%)	0.69%
Pacer Trendpilot® US Large Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® US Large Cap ETF NAV
Average Annual Return, Percent			6.94%					13.61%												7.99%
Pacer Trendpilot® US Mid Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® US Mid Cap ETF NAV
Average Annual Return, Percent			3.30%					5.00%												4.20%
Pacer US Cash Cows 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Cash Cows 100 ETF NAV
Average Annual Return, Percent			(3.52%)					17.88%									11.38%
Pacer US Cash Cows Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Cash Cows Growth ETF NAV
Average Annual Return, Percent			10.41%					15.11%			11.20%
Pacer US Export Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Export Leaders ETF NAV
Average Annual Return, Percent			(3.95%)					12.88%				9.63%
Pacer US Large Cap Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Large Cap Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent			29.72%		21.24%
Pacer US Small Cap Cash Cows ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Small Cap Cash Cows ETF NAV
Average Annual Return, Percent			(21.28%)					12.96%								6.13%
Pacer US Small Cap Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Small Cap Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent			0.94%	7.40%
Pacer WealthShield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer WealthShield ETF NAV
Average Annual Return, Percent			12.45%					6.57%							4.20%
Pacer Cash Cows Fund of Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Cash Cows Fund of Funds Index
Average Annual Return, Percent			0.73%					15.26%		9.57%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index**
Average Annual Return, Percent			12.16%					13.95%		10.75%
FTSE Developed ex US All Cap Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed ex US All Cap Net Total Return Index
Average Annual Return, Percent			12.09%					11.30%		7.19%
CFRA - Stovall Equal Weight Seasonal Rotation Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CFRA - Stovall Equal Weight Seasonal Rotation Total Return Index
Average Annual Return, Percent			(6.20%)					8.22%				6.91%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%				12.50%
Solactive GPR Data & Infrastructure Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive GPR Data & Infrastructure Real Estate Index
Average Annual Return, Percent			20.06%					3.15%					7.83%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%					12.76%
FTSE NAREIT All Equity REITS Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return, Percent			16.27%					7.28%					6.55%
Pacer Data Transmission and Communication Revolution TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Data Transmission and Communication Revolution TR Index
Average Annual Return, Percent			16.62%			24.44%
S&P 500 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 (TR)
Average Annual Return, Percent			12.10%			12.72%
S&P GLOBAL 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GLOBAL 1200 (TR)
Average Annual Return, Percent			12.42%			11.80%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			12.16%					13.95%								10.29%
Pacer Developed Market International Cash Cows 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Developed Market International Cash Cows 100 Index
Average Annual Return, Percent			6.29%					13.79%								7.41%
FTSE All World Developed Excluding United States Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE All World Developed Excluding United States Index
Average Annual Return, Percent			8.80%					8.52%								3.68%
Pacer Emerging Market Cash Cow 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Emerging Market Cash Cow 100 Index
Average Annual Return, Percent			8.90%					9.47%			4.89%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index**
Average Annual Return, Percent			12.16%					13.95%			10.89%
FTSE Emerging Markets Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Emerging Markets Net Total Return Index
Average Annual Return, Percent			11.37%					7.62%			4.09%
Pacer Global Cash Cows Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Global Cash Cows Dividend Index
Average Annual Return, Percent			13.05%					14.46%										9.58%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index**
Average Annual Return, Percent			12.16%					13.95%										11.63%
MSCI World Value Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Value Net Total Return Index
Average Annual Return, Percent			10.98%					12.76%										8.91%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR**
Average Annual Return, Percent			12.10%					15.61%						12.64%
FTSE NAREIT All Equity REITS Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return, Percent			16.27%					7.28%						6.30%
Solactive GPR Industrial Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive GPR Industrial Real Estate Index
Average Annual Return, Percent			4.72%					8.40%						8.70%
S&P GLOBAL 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GLOBAL 1200 (TR)
Average Annual Return, Percent			12.42%			11.80%
Pacer Global Supply Chain Infrastructure Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Global Supply Chain Infrastructure Total Return Index
Average Annual Return, Percent			0.49%			4.14%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%			12.72%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%				14.95%
Lunt Capital US Large Cap Equity Rotation Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lunt Capital US Large Cap Equity Rotation Total Return Index
Average Annual Return, Percent			2.12%				10.06%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%				14.95%
Lunt Capital US Large Cap Multi-Factor Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lunt Capital US Large Cap Multi-Factor Rotation Index
Average Annual Return, Percent			7.24%				16.45%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 TR
Average Annual Return, Percent			11.12%				14.72%
Lunt Capital US MidCap Multi-Factor Rotation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lunt Capital US MidCap Multi-Factor Rotation Index
Average Annual Return, Percent			(3.39%)				13.55%
S&P MidCap 400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400®
Average Annual Return, Percent			1.19%				12.54%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent		1.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent	0.20%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Average Annual Return, Percent	(0.49%)
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index Total Return Index
Average Annual Return, Percent	(1.97%)
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent		4.72%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%					(0.67%)													1.54%
Morningstar LSTA US Leveraged Loan 100 TR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 TR USD
Average Annual Return, Percent			6.97%					7.13%													4.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%													12.32%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%												12.30%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Average Annual Return, Percent			13.10%					17.75%												17.18%
Pacer NASDAQ-100 Trendpilot Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer NASDAQ-100 Trendpilot® Index
Average Annual Return, Percent			2.75%					13.80%												11.85%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent			12.16%					13.95%											10.86%
FTSE Eurozone Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Eurozone Total Return Index
Average Annual Return, Percent			17.51%					15.04%											8.87%
Pacer Trendpilot European Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® European Index
Average Annual Return, Percent			7.41%					5.45%											3.59%
S&P GLOBAL 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GLOBAL 1200 (TR)
Average Annual Return, Percent			12.42%					14.28%		11.09%
FTSE All-World Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE All-World Total Return Index
Average Annual Return, Percent			12.48%					13.60%		10.36%
Pacer Trendpilot Fund of Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® Fund of Funds Index
Average Annual Return, Percent			4.64%					8.12%		5.93%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent			12.16%					13.95%			10.89%
S&P Developed Ex-U.S. LargeCap (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Developed Ex-U.S. LargeCap (USD) TR
Average Annual Return, Percent			11.39%					11.93%			8.07%
Pacer Trendpilot International Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® International Index
Average Annual Return, Percent			2.01%					6.07%			4.30%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			8.02%					(0.67%)	0.34%
iBoxx USD Liquid High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			iBoxx USD Liquid High Yield Total Return Index
Average Annual Return, Percent			9.16%					5.73%	3.84%
Pacer Trendpilot US Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® US Bond Index
Average Annual Return, Percent			6.48%					1.62%	2.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%												12.30%
Pacer Trendpilot US Large Cap Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® US Large Cap Index TR
Average Annual Return, Percent			7.59%					14.30%												8.64%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 TR
Average Annual Return, Percent			11.12%					15.39%												11.91%
S&P MidCap 400 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400 Total Return Index
Average Annual Return, Percent			1.19%					13.34%												8.15%
Pacer Trendpilot US Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Trendpilot® US Mid Cap Index
Average Annual Return, Percent			3.83%					5.67%												4.83%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 TR
Average Annual Return, Percent			11.12%					15.39%									12.82%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Total Return
Average Annual Return, Percent			11.94%					15.42%									13.07%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%			13.20%
S&P 900 Pure Growth (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 900 Pure Growth (TR)
Average Annual Return, Percent			2.68%					11.86%			8.77%
Pacer US Cash Cows Growth TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Cash Cows Growth TR
Average Annual Return, Percent			10.88%					15.33%			11.37%
S&P 900 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 900 Index TR
Average Annual Return, Percent			11.46%					15.49%				12.17%
Pacer US Export Leaders ETF Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Export Leaders ETF Total Return Index
Average Annual Return, Percent			(3.42%)					13.56%				10.30%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Total Return
Average Annual Return, Percent			11.94%		18.15%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Total Return
Average Annual Return, Percent			14.41%		25.52%
Pacer US Large Cap Cash Cows Growth Leaders TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Large Cap Cash Cows Growth Leaders TR
Average Annual Return, Percent			30.46%		21.84%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 TR
Average Annual Return, Percent			(1.93%)					11.42%								6.33%
S&P SmallCap 600 Value TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Value TR
Average Annual Return, Percent			(2.54%)					11.96%								5.41%
Pacer US Small Cap Cash Cows TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Small Cap Cash Cows TR
Average Annual Return, Percent			(20.88%)					13.51%								6.50%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 TR
Average Annual Return, Percent			11.12%	16.49%
S&P SmallCap 600 Growth TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Growth TR
Average Annual Return, Percent			(1.50%)	7.80%
Pacer US Small Cap Cash Cows Growth Leaders TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer US Small Cap Cash Cows Growth Leaders TR
Average Annual Return, Percent			1.65%	8.16%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			12.10%					15.61%							12.39%
S&P U.S. Treasury Bond 20+ Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond 20+ Year Index
Average Annual Return, Percent			5.63%					(9.27%)							(2.01%)
Pacer WealthShield TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer WealthShield TR
Average Annual Return, Percent			12.70%					6.86%							4.50%